Alger Weatherbie Specialized Growth Fund Expense Example, No Redemption - Class A C Shares [Member] - Alger Weatherbie Specialized Growth Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	$ 2,410